Schedule of computation of basic and diluted earnings per share (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
Net Income (loss) applicable to Common Shares			$ (199,280)	$ (86,164)	$ (806,737)	$ (41,727)
Weighted average common shares outstanding (Basic)			29,768,750	29,723,913	29,746,147	29,218,750
Options			0	0	0	0
Warrants			0	0	0	0
Weighted average common shares outstanding (Diluted)			29,768,750	29,723,913	29,746,147	29,218,750
Net loss per share (Basic and Diluted)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.027)	$ (0.001)